UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 120.6%

Consumer Products – 8.4%
Apparel, Shoes and Accessories - 2.4%
Cherokee	7,300	$160,454
Crocs [a,b]	20,000	71,600
Frederick’s of Hollywood Group [b]	121,804	65,774
Hartmarx Corporation [b]	70,000	130,900
Kleinert’s [b,c]	14,200	0
Lazare Kaplan International [b]	151,700	1,168,090
Steven Madden [b]	17,232	427,009
True Religion Apparel [a,b]	5,000	129,250
Weyco Group	120,000	4,016,400
Yamato International	40,000	181,985

		6,351,462

Collectibles - 0.1%
Leapfrog Enterprises Cl. A [a,b]	13,000	137,280

Consumer Electronics - 0.1%
DTS [a,b]	7,000	194,810
TiVo [a,b]	20,000	146,400

		341,210

Food/Beverage/Tobacco - 2.0%
Green Mountain Coffee Roasters [a,b]	76,800	3,021,312
Lifeway Foods [a,b]	20,000	234,000
Seneca Foods Cl. A [b]	62,500	1,186,875
Seneca Foods Cl. B [a,b]	42,500	848,300

		5,290,487

Health, Beauty and Nutrition - 0.2%
Nutraceutical International [b]	15,000	165,750
NutriSystem	24,700	437,684

		603,434

Home Furnishing and Appliances - 2.7%
American Woodmark	100,000	2,245,000
Cobra Electronics	10,000	23,600
Flexsteel Industries	213,500	2,207,590
Helen of Troy [a,b]	20,000	455,400
Lifetime Brands	42,054	410,027
Natuzzi ADR [b]	409,800	1,323,654
Universal Electronics [a,b]	13,500	337,230

		7,002,501

Household Products/Wares - 0.3%
A.T. Cross Company Cl. A [a,b]	100,000	673,000

Sports and Recreation - 0.6%
Cybex International [a,b]	61,700	185,717
Monaco Coach	314,950	614,152
Steinway Musical Instruments [b]	10,000	283,200
Sturm, Ruger & Company [a,b]	80,000	555,200

		1,638,269

Total		22,037,643

Consumer Services – 5.2%
Leisure and Entertainment - 0.3%
Ambassadors Group	22,000	350,020
Ambassadors International [a,b]	6,100	12,139
FortuNet [a,b]	5,000	29,500
IMAX Corporation [b]	25,000	148,000
Premier Exhibitions [a,b]	79,800	143,640

		683,299

Media and Broadcasting - 0.1%
Ballantyne of Omaha [a,b]	100,000	196,000

Online Commerce - 1.1%
Alloy [b]	58,302	450,675
CryptoLogic	97,200	532,656
Knot (The) [a,b]	25,200	210,420
Lumber Liquidators [a,b]	75,700	950,792
PC Connection [a,b]	17,100	114,399
PC Mall [a,b]	26,000	177,580
Stamps.com [b]	34,100	397,947

		2,834,469

Restaurants and Lodgings - 0.1%
Benihana Cl. A [a,b]	39,700	182,620
Cosi [b]	43,800	86,286
Jamba [b]	53,000	47,700

		316,606

Retail Stores - 3.4%
A.C. Moore Arts & Crafts [b]	59,000	369,930
America’s Car-Mart [b]	150,000	2,788,500
Build-A-Bear Workshop [a,b]	119,400	869,232
Cache [b]	19,200	131,904
Casual Male Retail Group [b]	2,000	7,860
Cato Corporation (The) Cl. A	68,100	1,195,155
Cost Plus [b]	116,500	227,175
Dover Saddlery [a,b]	20,228	48,142
DSW Cl. A [a,b]	27,200	372,640
Eddie Bauer Holdings [b]	25,000	133,750
EZCORP Cl. A [b]	6,000	112,800
New York & Company [a,b]	9,200	87,768
Stein Mart [a,b]	223,291	873,068
West Marine [a,b]	274,000	1,633,040

		8,850,964

Other Consumer Services - 0.2%
Collectors Universe	33,200	308,760
First Cash Financial Services [a,b]	9,200	138,000
Shutterfly [a,b]	20,000	192,200

		638,960

Total		13,520,298

Diversified Investment Companies – 1.7%
Closed-End Funds - 1.7%
ASA	48,900	2,722,752
Central Fund of Canada Cl. A	157,000	1,698,740

Total		4,421,492

Financial Intermediaries – 12.2%
Banking - 5.4%
Alliance Bancorp, Inc. of Pennsylvania	50,420	428,570
B of I Holding [b]	100,000	577,000
Bancorp (The) [b]	50,000	250,000
BB Holdings [b]	390,000	1,488,983
CFS Bancorp	65,000	601,250
Chemung Financial	40,000	910,000
CNB Financial	30,000	328,800
Commercial National Financial	20,000	288,000
Fauquier Bankshares	160,800	2,379,840
Financial Institutions	36,000	720,360
First Bancorp	40,200	787,920
Franklin Bank [a,b]	29,500	14,455
HopFed Bancorp	53,000	595,720
Lakeland Financial	45,000	988,200
LCNB Corporation	30,000	285,000
Meta Financial Group	44,800	761,600
Peapack-Gladstone Financial	29,000	971,500
Quest Capital	30,000	41,156
Sterling Bancorp	32,869	475,286
W Holding Company	300,000	162,000
Wilber Corporation (The)	114,150	901,785
WSB Financial Group [a,b]	114,200	89,076

		14,046,501

Insurance - 1.9%
American Physicians Service Group	10,000	211,700
American Safety Insurance Holdings [a,b]	20,000	302,200
CRM Holdings [b]	124,000	334,800
First Acceptance [b]	258,405	878,577
Independence Holding	95,800	1,106,490
Navigators Group [a,b]	200	11,600
NYMAGIC	85,400	2,156,350

		5,001,717

Real Estate Investment Trusts - 0.1%
Vestin Realty Mortgage II [a]	74,230	288,755

Securities Brokers - 4.4%
Broadpoint Securities Group [a,b]	95,000	275,500
Cowen Group [b]	123,600	1,056,780
Diamond Hill Investment Group [a,b]	5,000	449,600
Evercore Partners Cl. A	36,500	656,270
FBR Capital Markets [a,b]	350,600	2,271,888
International Assets Holding [a,b]	22,550	543,680
Sanders Morris Harris Group	199,000	1,721,350
Stifel Financial [a,b]	53,899	2,689,560
Thomas Weisel Partners Group [a,b]	187,000	1,576,410
TradeStation Group [a,b]	30,000	280,500

		11,521,538

Securities Exchanges - 0.4%
MarketAxess Holdings [b]	123,700	998,259

Total		31,856,770

Financial Services – 8.4%
Diversified Financial Services - 1.4%
Advanta Corporation Cl. B	21,400	176,122
Encore Capital Group [a,b]	98,000	1,342,600
FCStone Group [a,b]	22,100	397,579
World Acceptance [a,b]	47,951	1,726,236

		3,642,537

Insurance Brokers - 0.3%
Crawford & Company Cl. A [a,b]	50,000	503,000
Western Financial Group	148,000	429,711

		932,711

Investment Management - 4.5%
BKF Capital Group	387,000	425,700
Endeavour Financial	340,900	1,979,574
Epoch Holding Corporation	211,500	2,231,325
Hennessy Advisors	24,750	124,987
JZ Capital Partners	70,000	133,699
MVC Capital	226,200	3,449,550
Queen City Investments	948	1,052,280
Sceptre Investment Counsel	78,000	600,987
Westwood Holdings Group	38,280	1,814,472

		11,812,574

Special Purpose Acquisition Corporation - 1.7%
Alternative Asset Management
Acquisition (Units) [b]	250,000	2,250,000
Cockleshell [b]	465,300	442,570
Prospect Acquisition (Units) [b]	50,000	450,000
Shellshock [b]	47,200	52,027
Shermen WSC Acquisition [b]	220,000	1,262,800

		4,457,397

Specialty Finance - 0.5%
ASTA Funding	22,800	159,828
MRU Holdings [b]	180,800	57,856
NGP Capital Resources	68,080	991,926

		1,209,610

Total		22,054,829

Health – 14.3%
Commercial Services - 1.0%
PAREXEL International [a,b]	76,500	2,192,490
PDI [a,b]	66,800	530,392

		2,722,882

Drugs and Biotech - 3.0%
Acadia Pharmaceuticals [a,b]	33,500	89,780
Allos Therapeutics [a,b]	53,600	397,176
Anadys Pharmaceuticals [a,b]	420,000	1,113,000
BioCryst Pharmaceuticals [a,b]	200,000	628,000
Cambrex Corporation [b]	16,000	98,400
Caraco Pharmaceutical Laboratories [a,b]	20,050	250,825
Cardiome Pharma [a,b]	21,000	159,600
Cell Genesys [a,b]	78,000	46,020
Durect Corporation [a,b]	44,100	246,960
DUSA Pharmaceuticals [a,b]	92,600	106,490
Dyax Corporation [b]	47,300	208,120
Emisphere Technologies [a,b]	163,200	323,136
Favrille [a,b]	101,000	1,515
Genitope Corporation [b]	1,000	13
Genoptix [a,b]	10,000	326,700
GenVec [a,b]	140,000	169,400
ImmunoGen [a,b]	24,000	117,840
Lexicon Pharmaceuticals [a,b]	80,000	142,400
MannKind Corporation [a,b]	10,000	38,600
Momenta Pharmaceuticals [a,b]	62,500	819,375
Neuralstem [b]	40,000	54,800
Oncolytics Biotech [a,b]	36,000	53,640
Orchid Cellmark [a,b]	78,000	230,100
RTI Biologics [a,b]	24,400	228,140
Sangamo BioSciences [a,b]	10,000	77,000
Seattle Genetics [a,b]	57,000	609,900
Senomyx [a,b]	57,000	258,210
Sinovac Biotech [a,b]	75,000	187,500
Strategic Diagnostics [a,b]	71,200	115,344
Tapestry Pharmaceuticals [a,b]	523,000	4,184
Theragenics Corporation [a,b]	145,800	454,896
Trimeris	81,000	317,520

		7,874,584

Health Services - 4.3%
Air Methods [a,b]	33,200	939,892
Albany Molecular Research [b]	15,000	271,350
Bio-Imaging Technologies [b]	19,100	147,452
BML	30,000	516,982
Computer Programs and Systems	12,800	370,560
CorVel Corporation [a,b]	40,125	1,147,976
eResearch Technology [b]	165,000	1,965,150
Gentiva Health Services [b]	23,000	619,620
HMS Holdings [a,b]	28,900	692,444
Hooper Holmes [a,b]	67,600	87,880
MedCath Corporation [a,b]	18,000	322,560
On Assignment [a,b]	73,700	580,756
PharmaNet Development Group [a,b]	25,000	180,500
PharMerica Corporation [a,b]	100,000	2,249,000
RehabCare Group [b]	22,000	398,200
Sun Healthcare Group [a,b]	41,000	601,060
U.S. Physical Therapy [a,b]	10,000	173,600

		11,264,982

Medical Products and Devices - 6.0%
ABIOMED [a,b]	15,000	266,250
Allied Healthcare Products [b]	246,998	1,410,359
AngioDynamics [a,b]	14,000	221,200
Anika Therapeutics [b]	17,000	122,910
Atrion Corporation	4,000	412,120
Caliper Life Sciences [b]	50,000	140,000
Cardiac Science [a,b]	26,243	271,877
CAS Medical Systems [a,b]	72,600	290,400
Celsion Corporation [a,b]	20,212	62,859
Cerus Corporation [b]	109,600	452,648
CONMED Corporation [b]	3,900	124,800
Cutera [a,b]	42,800	454,108
Cynosure Cl. A [a,b]	16,500	296,010
Del Global Technologies [b]	461,301	507,431
EPIX Pharmaceuticals [a,b]	24,666	25,406
Exactech [b]	110,000	2,446,400
HealthTronics [a,b]	51,700	150,964
Kensey Nash [b]	23,650	744,029
Medical Action Industries [a,b]	125,250	1,644,533
Merit Medical Systems [b]	5,900	110,743
Neurometrix [a,b]	21,500	20,425
NMT Medical [a,b]	27,000	84,240
Orthofix International [a,b]	28,000	521,640
OrthoLogic Corporation [b]	65,000	57,200
Palomar Medical Technologies [a,b]	18,000	242,280
PLC Systems [b]	105,200	8,416
SenoRx [a,b]	40,100	198,094
Shamir Optical Industry	17,500	108,500
Syneron Medical [a,b]	80,400	1,145,700
Synovis Life Technologies [a,b]	20,000	376,400
Thermage [b]	56,100	192,423
Utah Medical Products	42,300	1,165,365
Vital Images [a,b]	16,300	244,500
Young Innovations	61,450	1,240,061

		15,760,291

Total		37,622,739

Industrial Products – 18.8%
Automotive - 0.9%
ATC Technology [a,b]	8,800	208,912
Commerical Vehicle Group [a,b]	12,400	88,164
International Textile Group [b]	7,222	2,167
SORL Auto Parts [a,b]	75,000	265,500
Spartan Motors	6,300	20,034
Strattec Security	28,300	747,686
US Auto Parts Network [a,b]	261,000	550,710
Wescast Industries Cl. A [b]	12,900	48,606
Wonder Auto Technology [a,b]	55,900	358,319

		2,290,098

Building Systems and Components - 1.3%
AAON	109,500	1,991,805
Bunka Shutter	90,000	283,781
LSI Industries	138,563	1,145,916

		3,421,502

Construction Materials - 3.0%
Ash Grove Cement	8,000	1,880,000
Monarch Cement	50,410	1,361,070
Trex Company [a,b]	250,000	4,527,500

		7,768,570

Industrial Components - 1.6%
C&D Technologies [a,b]	53,000	301,040
Deswell Industries	105,300	364,338
Gerber Scientific [a,b]	50,500	461,570
Orion Energy Systems [a,b]	24,236	135,964
Planar Systems [a,b]	142,000	360,680
Powell Industries [b]	26,800	1,093,708
Tech/Ops Sevcon	76,200	327,660
Zygo Corporation [a,b]	97,500	1,226,550

		4,271,510

Machinery - 3.9%
Active Power [b]	187,500	110,625
Alamo Group	38,600	658,130
Astec Industries [b]	200	6,166
Burnham Holdings Cl. A	95,000	997,500
Columbus McKinnon [a,b]	11,300	266,341
Eastern Company (The)	39,750	536,625
Flow International [a,b]	25,000	127,000
FreightCar America	9,300	272,211
Gehl Company [b]	20,000	588,600
Gorman-Rupp Company	5,272	198,860
Hurco Companies [a,b]	26,500	783,605
Kadant [b]	16,600	377,982
K-Tron International [b]	1,500	193,245
Mueller (Paul) Company	9,650	443,900
StockerYale [b]	290,000	127,600
Sun Hydraulics	58,425	1,521,387
Tennant Company	88,200	3,021,732

		10,231,509

Metal Fabrication and Distribution - 1.5%
Central Steel & Wire	1,088	696,320
Dynamic Materials	3,200	74,272
Encore Wire	15,000	271,650
Fushi Copperweld [a,b]	60,000	581,400
Insteel Industries	400	5,436
Ladish Company [b]	10,000	202,500
Metalico [a,b]	21,000	123,900
NN	114,300	1,468,755
Olympic Steel	10,000	294,900
Universal Stainless & Alloy Products [b]	7,700	196,735

		3,915,868

Miscellaneous Manufacturing - 3.1%
PMFG [a,b]	168,800	2,445,912
Quixote Corporation	245,400	2,012,280
Raven Industries	73,000	2,872,550
Synalloy Corporation	58,200	788,610

		8,119,352

Paper and Packaging - 0.2%
MOD-PAC Corporation [b]	23,200	77,720
Wausau Paper	50,000	506,500

		584,220

Pumps, Valves and Bearings - 0.5%
CIRCOR International	28,000	1,216,040

Specialty Chemicals and Materials - 2.6%
Aceto Corporation	284,419	2,727,578
American Vanguard	19,333	291,542
Balchem Corporation	33,750	900,112
Hawkins	118,167	2,070,286
Metabolix [a,b]	6,000	65,280
Park Electrochemical	25,900	627,816
Symyx Technologies [b]	19,000	188,290

		6,870,904

Textiles - 0.2%
Unifi [b]	100,000	484,000

Total		49,173,573

Industrial Services – 15.6%
Advertising and Publishing - 0.2%
DG FastChannel [a,b]	6,000	131,520
Voyager Learning [b]	125,000	450,000

		581,520

Commercial Services - 6.9%
Acacia Research-Acacia Technologies [a,b]	124,450	375,839
Animal Health International [a,b]	90,000	741,600
Canadian Solar [a,b]	25,000	488,250
Carlisle Group [b]	188,800	159,401
CBIZ [a,b]	87,000	735,150
CDI Corporation	9,000	200,970
ClearPoint Business Resources [b]	120,000	18,000
Diamond Management & Technology Consultants	138,100	647,689
eTelecare Global Solutions ADR [a,b]	53,500	442,980
Exponent [b]	117,600	3,891,384
Forrester Research [b]	101,500	2,975,980
Geo Group (The) [a,b]	68,300	1,380,343
Heritage-Crystal Clean [a,b]	15,000	202,500
Hudson Highland Group [b]	15,200	105,640
Kforce [b]	55,000	561,550
Landauer	21,300	1,549,575
Lincoln Educational Services [a,b]	19,152	253,381
PeopleSupport [b]	43,300	506,177
RCM Technologies [b]	179,500	312,330
Rentrak Corporation [a,b]	13,300	183,939
SM&A [a,b]	31,300	95,465
Spherion Corporation [a,b]	100,000	487,000
TravelCenters of America [a,b]	125,000	356,250
Volt Information Sciences [a,b]	75,700	679,786
Waste Services [a,b]	52,834	391,500
Westaff [b]	362,500	130,500
Willdan Group [a,b]	40,100	110,275

		17,983,454

Engineering and Construction - 2.5%
Cavco Industries [b]	9,400	339,810
Hanfeng Evergreen [b]	27,900	168,042
Hill International [a,b]	20,000	277,000
HLS Systems International [a,b]	216,677	920,877
Insituform Technologies Cl. A [a,b]	56,400	843,744
Integrated Electrical Services [a,b]	132,000	2,317,920
Nobility Homes	13,800	223,560
Skyline Corporation	32,100	848,403
Sterling Construction [a,b]	43,300	701,460

		6,640,816

Food, Tobacco and Agriculture - 1.5%
Cal-Maine Foods	45,000	1,234,800
Farmer Bros.	42,400	1,054,488
Galaxy Nutritional Foods [b]	4,700	846
Imperial Sugar	20,120	272,425
ML Macadamia Orchards L.P. [b]	120,200	408,680
Origin Agritech [a,b]	191,488	1,024,461

		3,995,700

Industrial Distribution - 1.0%
Houston Wire & Cable	40,375	693,239
Lawson Products	59,800	1,653,470
Toshin Group	20,000	310,096

		2,656,805

Printing - 1.2%
Bowne & Co.	66,500	768,075
Champion Industries	23,500	84,130
Courier Corporation	30,450	619,962
Ennis	7,200	111,312
Multi-Color Corporation	25,400	606,806
Schawk	57,700	872,424

		3,062,709

Transportation and Logistics - 2.3%
Air Transport Services Group [a,b]	100,000	74,000
Euroseas	38,000	302,860
Forward Air	50,700	1,380,561
Frozen Food Express Industries	92,000	497,720
Marten Transport [b]	17,450	340,449
Patriot Transportation Holding [a,b]	3,000	237,000
Universal Truckload Services [b]	134,200	3,269,112

		6,101,702

Total		41,022,706

Natural Resources – 10.1%
Energy Services - 4.3%
Boots & Coots International Well Control [a,b]	200,000	386,000
Bronco Drilling [b]	25,200	257,544
CE Franklin [a,b]	43,600	293,428
Dawson Geophysical [a,b]	2,613	122,001
Dril-Quip [a,b]	45,000	1,952,550
Environmental Power [a,b]	115,000	253,000
Foraco International	40,000	56,378
Gulf Island Fabrication	3,416	117,749
GulfMark Offshore [a,b]	55,400	2,486,352
ION Geophysical [a,b]	43,500	617,265
OYO Geospace [a,b]	12,630	496,106
Particle Drilling Technologies [a,b]	1,512	317
Pason Systems	209,200	2,575,072
Pioneer Drilling [b]	7,500	99,750
T-3 Energy Services [a,b]	1,640	60,877
Willbros Group [b]	39,100	1,036,150
World Energy Solutions [b]	875,300	386,555

		11,197,094

Oil and Gas - 1.5%
Approach Resources [b]	12,000	173,520
Bonavista Energy Trust	40,100	990,584
Cano Petroleum [a,b]	26,000	60,060
GeoMet [a,b]	75,000	408,000
Gran Tierra Energy [a,b]	80,200	297,542
Harvest Natural Resources [a,b]	45,000	455,400
Kodiak Oil & Gas [a,b]	80,000	120,000
Nuvista Energy [a,b]	121,000	1,421,189
PetroCorp [b,c]	104,200	0

		3,926,295

Precious Metals and Mining - 2.3%
Allied Nevada Gold [b]	136,050	778,206
Aquiline Resources [b]	33,900	132,829
Aurizon Mines [a,b]	197,000	512,200
Brush Engineered Materials [a,b]	15,500	287,835
Chesapeake Gold [b]	20,000	101,292
Duluth Metals [b]	87,500	71,529
Endeavour Silver [b]	50,000	105,000
Entree Gold [b]	177,900	240,165
Etruscan Resources [b]	20,000	13,155
Exeter Resource [a,b]	210,000	426,300
Gammon Gold [b]	83,836	620,386
Gateway Gold [b]	400,000	48,861
Golden Star Resources [a,b]	168,100	255,512
Great Basin Gold [b]	13,500	27,653
Greystar Resources [b]	11,900	15,990
Horsehead Holding [a,b]	13,800	81,420
Liberty Mines [b]	182,900	32,653
Mercator Minerals [b]	9,400	38,863
Midway Gold [b]	372,500	385,013
Minefinders Corporation [b]	36,000	271,800
New Gold [b]	186,200	921,690
Northgate Minerals [b]	270,000	356,400
Quaterra Resources [b]	40,000	67,653
Seabridge Gold [a,b]	5,000	85,000
Uranium Resources [a,b]	18,565	31,375
US Silver [b]	79,700	13,854
Vista Gold [a,b]	50,000	113,500

		6,036,134

Real Estate - 2.0%
Avatar Holdings [a,b]	35,949	1,186,317
HomeFed Corporation [b]	11,352	493,585
Kennedy-Wilson [a,b]	21,500	838,500
PICO Holdings [b]	45,700	1,641,087
Pope Resources L.P.	33,000	938,850

		5,098,339

Other Natural Resources - 0.0%
Neo Material Technologies [b]	61,500	106,906

Total		26,364,768

Technology – 22.8%
Aerospace and Defense - 2.6%
Aerovironment [b]	5,800	185,310
American Science & Engineering	2,400	143,352
Astronics Corporation [b]	26,400	595,320
Ducommun	72,100	1,721,748
HEICO Corporation	41,600	1,365,312
HEICO Corporation Cl. A	24,160	677,930
Integral Systems [b]	81,020	1,682,785
SIFCO Industries [a,b]	45,800	366,400

		6,738,157

Components and Systems - 2.9%
Aladdin Knowledge Systems [b]	43,200	577,152
CSP [a,b]	122,581	647,228
Evans & Sutherland Computer [b]	96,272	108,787
Giga-tronics [a,b]	3,200	2,592
InFocus Corporation [b]	318,100	467,607
Keithley Instruments	14,000	117,180
Maxwell Technologies [b]	28,600	381,524
Measurement Specialties [a,b]	20,000	348,800
MOCON	15,600	163,020
MTS Systems	10,000	421,000
Newport Corporation [a,b]	55,900	602,602
OPTEX Company	35,000	324,398
Richardson Electronics	305,000	1,891,000
Rimage Corporation [b]	20,000	279,200
SCM Microsystems [a,b]	30,000	71,100
Spectrum Control [a,b]	46,300	345,861
Super Micro Computer [a,b]	24,900	224,349
TransAct Technologies [b]	78,600	625,656

		7,599,056

Distribution - 0.5%
Agilysys	90,000	908,100
Alliance Distributors Holding [b]	343,400	103,020
China 3C Group [b]	181,300	246,568
Nu Horizons Electronics [a,b]	40,000	160,000

		1,417,688

Internet Software and Services - 0.7%
ActivIdentity Corporation [a,b]	20,000	45,400
Descartes Systems Group (The) [b]	49,200	180,564
iPass [a,b]	190,000	410,400
Jupitermedia Corporation [a,b]	355,800	412,728
NIC	26,800	184,920
United Online	22,478	211,518
Website Pros [a,b]	58,450	315,630

		1,761,160

IT Services - 4.5%
CIBER [a,b]	182,662	1,276,807
Computer Task Group [b]	481,100	3,127,150
iGATE Corporation [a,b]	273,400	2,370,378
Rainmaker Systems [b]	2,000	4,500
Sapient Corporation [b]	500,000	3,715,000
Syntel	54,300	1,330,350
Yucheng Technologies [a,b]	4,500	45,675

		11,869,860

Semiconductors and Equipment - 4.0%
Actions Semiconductor ADR [b]	44,450	109,347
ANADIGICS [a,b]	68,000	191,080
Cascade Microtech [b]	43,037	182,047
Catalyst Semiconductor [a,b]	269,800	1,211,402
CEVA [b]	47,534	394,532
Cohu	17,900	283,178
Eagle Test Systems [b]	17,423	266,746
Electroglas [a,b]	281,700	321,138
Exar Corporation [b]	121,208	928,453
GSI Technology [b]	41,300	147,441
Ikanos Communications [a,b]	102,600	203,148
Intevac [a,b]	40,550	431,452
JDS Uniphase [a,b]	54,283	459,234
Jinpan International	14,300	337,051
LeCroy Corporation [b]	2,000	15,380
Mattson Technology [a,b]	44,900	212,377
Melco Holdings	30,000	552,567
Nanometrics [b]	37,000	78,070
PDF Solutions [a,b]	85,000	442,000
Photronics [b]	29,750	55,930
Rudolph Technologies [a,b]	24,500	205,310
Semitool [a,b]	36,100	295,298
Sigma Designs [a,b]	7,400	105,228
SiRF Technology Holdings [a,b]	20,600	30,694
Trident Microsystems [b]	71,300	171,120
TTM Technologies [b]	159,500	1,582,240
Ultra Clean Holdings [a,b]	52,300	263,592
Virage Logic [b]	180,000	1,062,000
Zarlink Semiconductor [a,b]	160,600	69,058

		10,607,113

Software - 5.1%
ACI Worldwide [b]	97,600	1,709,952
American Software Cl. A	62,300	339,535
Bottomline Technologies [a,b]	20,000	208,000
Convera Corporation Cl. A [a,b]	170,000	181,900
DivX [b]	23,200	150,104
Fundtech [b]	51,000	706,860
ILOG ADR [a,b]	35,000	476,000
JDA Software Group [a,b]	59,500	904,995
OpenTV Cl. A [a,b]	108,400	152,844
PAR Technology [a,b]	88,900	636,524
Pegasystems	337,900	4,362,289
Phase Forward [a,b]	43,000	899,130
Phoenix Technologies [a,b]	32,310	258,157
PLATO Learning [b]	160,000	454,400
Renaissance Learning	2,365	30,721
SeaChange International [a,b]	20,000	193,200
SPSS [a,b]	41,800	1,227,248
TeleCommunication Systems Cl. A [a,b]	10,000	69,100
Unica Corporation [a,b]	35,000	274,400

		13,235,359

Telecommunications - 2.5%
Anaren [a,b]	79,000	801,850
Atlantic Tele-Network	4,100	114,800
Captaris [b]	43,300	199,613
Ceragon Networks [a,b]	15,700	116,023
Cogent Communications Group [a,b]	24,800	191,456
Communications Systems	10,700	113,848
Diguang International Development [b]	300,000	168,000
GeoEye [a,b]	13,400	296,542
Global Telecom & Technology [a,b]	68,500	28,085
Globecomm Systems [b]	41,330	361,224
NETGEAR [a,b]	30,000	450,000
NMS Communications [b]	630,000	308,700
Novatel Wireless [b]	60,600	367,236
NumereX Corporation Cl. A [a,b]	42,900	174,603
PC-Tel	44,100	411,012
Performance Technologies [b]	41,250	180,675
REMEC	143,387	91,768
Sierra Wireless [a,b]	14,700	146,559
Symmetricom [a,b]	61,982	308,051
ViaSat [b]	66,612	1,570,711
Westell Technologies Cl. A [b]	100,000	71,000
Zhone Technologies [b]	1,031,600	196,004

		6,667,760

Total		59,896,153

Miscellaneous [d] – 3.1%
Total		8,188,817

TOTAL COMMON STOCKS
(Cost $275,454,882)		316,159,788

PREFERRED STOCK – 0.5%
Seneca Foods Conv. [b]
(Cost $943,607)	75,409	1,304,425

REPURCHASE AGREEMENT – 0.8%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $1,972,011 (collateralized by obligations of various U.S. Government Agencies, valued at $2,026,344) (Cost $1,972,000)		1,972,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 13.6%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)
(Cost $35,662,378)		35,662,378

TOTAL INVESTMENTS – 135.5%
(Cost $314,032,867)		355,098,591

LIABILITIES LESS CASH AND OTHER ASSETS – (12.6)%		(32,994,636)

PREFERRED STOCK – (22.9)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$262,103,955

[a]	All or a portion of these securities were on loan at September 30, 2008. Total market value of loaned securities at September 30, 2008 was $34,856,462.
[b]	Non-income producing.
[c]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.
[d]	Includes securities first acquired in 2008 and less than 1% of net assets applicable to Common Stockholders.

At September 30, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2008:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/07	12/31/07	Purchases	Sales	Gain (Loss)	Income	9/30/08	9/30/08

BKF Capital Group*	406,500	$ 902,430	-	$73,854	$(32,865)	$387,000
Tapestry Pharmaceuticals*	815,600	244,680	$13,272	267,621	(264,706)	-

		$1,147,110			$(297,571)	$387,000

* Not an Affiliated Company at September 30, 2008.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $315,076,131. At September 30, 2008, net unrealized appreciation for all securities was $40,022,460, consisting of aggregate gross unrealized appreciation of $99,974,467 and aggregate gross unrealized depreciation of $59,952,007. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:
Level 1	Level 2	Level 3	Total

$295,767,279	$59,331,312	$0	$355,098,591

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)            The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 21, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 21, 2008